Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Operating lease
Total operating lease, right of use asset	$ 1,662,510	$ 1,745,464		$ 1,745,464
Current portion of operating lease obligations	463,559	289,231		289,231
Non-current portion of operating lease obligations	1,034,218	1,182,522		1,182,522
Present value of lease liabilities	1,497,777			$ 1,471,753
Total foreign exchange loss/(gain) on operating leases	$ (108,978)	$ 73,207	$ 200,504